Lease Arrangements - Summary of the Group's Lease Liabilities are Mainly From Land and Buildings and Improvements. Range of Discount Rate for Lease Liabilities (Detail)	Dec. 31, 2019
Land [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount Rate For Lease Liabilities	0.54%
Land [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount Rate For Lease Liabilities	4.90%
Buildings and improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount Rate For Lease Liabilities	0.30%
Buildings and improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount Rate For Lease Liabilities	8.62%